HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Investment properties	$ 64,613	$ 72,610	$ 75,511
Property, plant and equipment	5,623	5,235
Equity accounted investments	20,807	19,719	20,764
Accounts receivable and other	2,276	1,871
Total assets	112,004	107,951
Debt obligations	55,327	54,717
Accounts payable and other liabilities	3,762	4,101
Total liabilities	66,999	66,428
Held for sale
Disclosure of financial assets [line items]
Investment properties	8,037	481
Property, plant and equipment	1,749	0
Equity accounted investments	0	102
Accounts receivable and other	724	5
Total assets	10,510	588	$ 387
Debt obligations	3,006	380
Accounts payable and other liabilities	76	16
Total liabilities	$ 3,082	$ 396